Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2015	Jan. 31, 2014
Net sales	$ 259,366	$ 119,814	$ 557,212	$ 639,107
Cost of sales	191,216	74,105	800,695	587,639
Gross profit	68,150	45,709	(243,483)	51,468
Operating Expenses
General and administrative expenses	2,315,933	425,645	6,690,553	2,830,661
Foreign exchange	(3,783)	4,022	26,323	14,426
Total operating expenses	2,312,150	429,667	6,716,876	2,845,087
Operating loss	(2,244,000)	(383,958)	(6,960,359)	(2,793,619)
Other income (expense)
Interest expense	(114,705)	(24,429)	(465,618)	(77,381)
Accretion of debt discounts and finance charges	(160,231)	(101,091)	(2,425,697)	(737,595)
Derivative expense			(12,028,383)	(170,500)
Loss on extinguishment of debt	0	(697,400)	(810,765)	(468,753)
Debt Conversion expense			(309,011)	0
Fair value mark-to-market adjustments	708,900	(26,982)	1,921,568	9,358
Total other income (expense)	433,964	(849,902)	(14,117,906)	(1,444,871)
Net loss for the period	$ (1,810,036)	$ (1,233,860)	$ (21,078,265)	$ (4,238,490)
Net loss per share
Basic	$ (0.04)	$ (0.04)	$ (0.58)	$ (0.14)
Diluted	$ (0.04)	$ (0.04)	$ (0.58)	$ (0.14)
Weighted average shares outstanding
Basic	41,861,279	34,151,397	36,146,353	31,418,517
Diluted	41,861,279	34,151,397	36,146,353	31,418,517